SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of operating leases - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Schedule of operating leases [Abstract]
Operating cash flows for operating leases	$ 398,374	$ 340,044
Weighted average remaining lease term (in years) – operating lease	4 months 24 days	2 years 3 months 18 days	1 year 1 month 6 days
Weighted average discount rate – operating lease	14.00%	14.00%	14.00%